SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
SHAREHOLDERS' EQUITY
NOTE 8 – SHAREHOLDERS’ EQUITY

As of December 31, 2023 and June 30, 2024, share capital is composed of ordinary shares, as follows:

	Number of ordinary shares
	December 31,	June 30,
	2023	2024

Authorized share capital	2,500,000,000	2,500,000,000

Issued and paid-up share capital	1,086,589,165	1,199,089,165

	In USD and NIS
	December 31,	June 30,
	2023	2024

Authorized share capital (in NIS)	250,000,000	250,000,000

Issued and paid-up share capital (in NIS)	108,658,916	119,908,916

Issued and paid-up share capital (in USD)	31,355,056	34,411,291